Other income, net	12 Months Ended
Dec. 31, 2024
Other income, net
Other income, net

21.          Other income, net

	Years ended December 31,
(In thousands)	2022	2023	2024
Investment income from short-term investments (note)	2,903	4,354	4,413
Gains from reversal of long outstanding payables	3,239	6,831	3,549
Government subsidy income	2,377	2,360	1,057
Income from the disposal of long-term investments	—	—	862
Exchange gains, net	4,494	1,693	216
Net gains arising from long-term investments	288	121	131
VAT deduction	1,220	840	—
Impairment on long-term investments	(590)	—	(1,407)
Others	(386)	705	362
Total	13,545	16,904	9,183

Note:

For the years ended December 31, 2022, 2023 and 2024, investment income from short-term investments comprised interest income of USD361,000, USD1,389,000 and USD2,247,000 from time deposits with original maturities of more than three months but within one year, and investment income of USD2,543,000, USD2,965,000 and USD2,166,000 from investments in financial instruments, respectively.